Short-term Investment (Details) - Schedule of Ordinary Shares of Medigus - Medigus Ltd [Member] - USD ($)	9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	$ 86,112	$ 193,750
Additions / Disposals	78,500
Net realized gain	(7,612)	(107,638)
Ending shares		$ 86,112